UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21832

Eaton Vance Tax-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Diversified Equity Income Fund	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.2%

Security	Shares	Value
Aerospace & Defense — 5.0%
Boeing Co. (The)	171,399	$14,256,969
General Dynamics Corp.	358,347	30,265,988
Lockheed Martin Corp.	268,883	29,017,853
Raytheon Co.	338,352	22,040,249
United Technologies Corp.	528,838	38,821,998
		$134,403,057
Beverages — 2.0%
Coca-Cola Co. (The)	317,652	$18,795,469
PepsiCo, Inc.	510,203	34,790,743
		$53,586,212
Biotechnology — 2.9%
Biogen Idec, Inc. (1)	163,459	$9,962,826
Genzyme Corp. (1)	474,976	37,109,875
Gilead Sciences, Inc. (1)	680,154	31,076,236
		$78,148,937
Capital Markets — 1.4%
Bank of New York Mellon Corp. (The)	188,512	$8,790,315
Goldman Sachs Group, Inc.	135,503	27,204,937
		$35,995,252
Chemicals — 2.1%
E.I. Du Pont de Nemours & Co.	523,676	$23,659,682
Ecolab, Inc.	347,095	16,747,334
Monsanto Co.	145,729	16,385,769
		$56,792,785
Commercial Services & Supplies — 0.5%
Pitney Bowes, Inc.	367,754	$13,496,572
		$13,496,572
Communications Equipment — 3.5%
Cisco Systems, Inc. (1)	1,874,665	$45,929,293
Corning, Inc.	526,203	12,665,706
QUALCOMM, Inc.	420,733	17,847,494
Research In Motion, Ltd. (1)	187,674	17,618,835
		$94,061,328
Computer Peripherals — 4.0%
Apple, Inc. (1)	234,400	$31,728,384
EMC Corp. (1)	877,837	13,931,273
Hewlett-Packard Co.	702,274	30,724,488
International Business Machines Corp.	282,423	30,315,285
		$106,699,430
Diversified Consumer Services — 0.7%
Apollo Group, Inc., Class A (1)	237,547	$18,941,998
		$18,941,998
Diversified Financial Services — 2.6%
Bank of America Corp.	539,278	$23,916,979
JPMorgan Chase & Co.	929,131	44,180,179
		$68,097,158
Diversified Telecommunication Services — 3.3%
AT&T, Inc.	1,228,037	$47,267,144
Qwest Communications International, Inc.	2,334,053	13,724,232
Verizon Communications, Inc.	684,345	26,579,960
		$87,571,336

Electric Utilities — 4.4%
Duke Energy Corp.	1,339,941	$25,003,299
E.ON AG	186,091	34,129,326
Edison International	479,015	24,985,422
Scottish and Southern Energy PLC	1,080,592	32,917,839
		$117,035,886
Electrical Equipment — 1.2%
Emerson Electric Co.	603,236	$30,668,518
		$30,668,518
Energy Equipment & Services — 3.6%
Diamond Offshore Drilling, Inc.	202,921	$22,915,869
Schlumberger, Ltd.	542,691	40,951,463
Transocean, Inc. (1)	265,825	32,590,145
		$96,457,477
Food & Staples Retailing — 3.7%
CVS Caremark Corp.	473,386	$18,495,191
Kroger Co. (The)	700,287	17,822,304
Safeway, Inc.	542,284	16,805,381
Sysco Corp.	354,918	10,310,368
Wal-Mart Stores, Inc.	682,341	34,717,510
		$98,150,754
Food Products — 1.0%
Nestle SA	58,239	$25,981,961
		$25,981,961
Health Care Equipment & Supplies — 2.2%
Baxter International, Inc.	154,501	$9,384,391
Covidien, Ltd.	556,742	24,847,395
Medtronic, Inc.	292,810	13,636,162
Zimmer Holdings, Inc. (1)	144,307	11,294,909
		$59,162,857
Health Care Providers & Services — 0.8%
Aetna, Inc.	191,572	$10,203,125
UnitedHealth Group, Inc.	244,324	12,421,432
		$22,624,557
Hotels, Restaurants & Leisure — 2.8%
Compass Group PLC	4,528,643	$28,709,420
International Game Technology	267,541	11,415,974
Marriott International, Inc., Class A	390,311	14,035,584
McDonald’s Corp.	364,633	19,526,097
		$73,687,075
Household Products — 1.2%
Colgate-Palmolive Co.	178,901	$13,775,377
Kimberly-Clark Corp.	172,725	11,339,396
Procter & Gamble Co.	86,185	5,683,901
		$30,798,674
Industrial Conglomerates — 2.5%
General Electric Co.	1,842,564	$65,245,191
		$65,245,191
Insurance — 4.9%
American International Group, Inc.	735,490	$40,569,628
Berkshire Hathaway, Inc., Class A (1)	457	62,152,000
Travelers Cos., Inc. (The)	552,830	26,591,123
		$129,312,751
Internet Software & Services — 2.0%
eBay, Inc. (1)	303,063	$8,149,364
Google, Inc., Class A (1)	82,173	46,370,224
		$54,519,588

IT Services — 1.4%
Accenture Ltd., Class A	239,339	$8,285,916
MasterCard, Inc., Class A	96,545	19,984,815
Paychex, Inc.	241,627	7,906,035
		$36,176,766
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc. (1)	261,338	$13,456,294
		$13,456,294
Machinery — 1.7%
Danaher Corp.	320,204	$23,839,188
Deere & Co.	127,147	11,158,421
Illinois Tool Works, Inc.	228,347	11,508,689
		$46,506,298
Media — 0.8%
Reed Elsevier PLC	220,410	$2,661,538
Walt Disney Co.	633,225	18,952,424
		$21,613,962
Metals & Mining — 4.0%
Companhia Vale do Rio Doce ADR	666,341	$19,976,903
Goldcorp, Inc.	818,741	30,473,540
Southern Copper Corp.	214,465	20,125,396
ThyssenKrupp AG	741,114	36,084,427
		$106,660,266
Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	295,747	$28,391,712
		$28,391,712
Oil, Gas & Consumable Fuels — 9.0%
Anadarko Petroleum Corp.	669,648	$39,234,676
ConocoPhillips	433,745	34,838,398
Exxon Mobil Corp.	924,827	79,905,053
Hess Corp.	448,964	40,779,400
Occidental Petroleum Corp.	408,404	27,718,379
Williams Cos., Inc.	525,081	16,786,840
		$239,262,746
Pharmaceuticals — 7.4%
Abbott Laboratories	1,006,406	$56,660,658
Allergan, Inc.	171,975	11,555,000
Eli Lilly & Co.	249,368	12,847,439
Johnson & Johnson	572,898	36,241,527
Merck & Co., Inc.	663,126	30,689,471
Pfizer, Inc.	1,665,630	38,959,086
Wyeth	278,773	11,095,165
		$198,048,346
Real Estate — 0.7%
Johnson Controls, Inc.	543,683	$19,230,068
		$19,230,068
Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	674,421	$14,297,725
Texas Instruments, Inc.	382,497	11,830,632
		$26,128,357
Software — 3.9%
Microsoft Corp.	1,840,100	$59,987,260
Oracle Corp. (1)	1,129,755	23,216,465
Sage Group PLC	4,630,307	20,422,582
		$103,626,307
Specialty Retail — 1.3%
Best Buy Co., Inc.	263,320	$12,852,649
Staples, Inc.	875,650	20,963,061
		$33,815,710

Tobacco — 2.7%
Altria Group, Inc.	573,616	$43,491,565
British American Tobacco PLC	261,837	9,377,100
Imperial Tobacco Group PLC	409,449	20,022,700
		$72,891,365
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B	281,679	$10,791,122
		$10,791,122
Total Common Stocks (identified cost $2,473,283,014)		$2,508,038,673

Short-Term Investments — 3.9%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (2)	$102,863	$102,863,306
Total Short-Term Investments (identified cost $102,863,306)		$102,863,306
Total Investments — 98.1% (identified cost $2,576,146,320)		$2,610,901,979

Covered Call Options Written — (0.8)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	1,558	$1,390	2/16/08	$(3,489,920)
S&P 500 Index	2,934	1,395	2/16/08	(6,366,780)
S&P 500 Index	2,751	1,410	2/16/08	(2,971,080)
S&P 500 Index	2,642	1,375	2/16/08	(7,397,600)

Total Covered Call Options Written (premiums received $36,472,277)	$(20,225,380)
Other Assets, Less Liabilities — 2.7%	$72,114,348
Net Assets — 100.0%	$2,662,790,947

ADR	—	American Depository Receipt

(1)		Non-income producing security.

(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $2,150,608.

Country Concentration of Portfolio

Country	Percentage Of Net Assets	Value
United States	84.7%	$2,256,011,230
United Kingdom	4.4	114,111,179
Germany	2.6	70,213,753
Canada	2.2	58,883,497
Bermuda	1.2	33,133,311
Cayman Islands	1.2	32,590,145
Switzerland	1.0	25,981,961
Brazil	0.8	19,976,903
	98.1%	$2,610,901,979

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,568,848,913
Gross unrealized appreciation	$113,984,944
Gross unrealized depreciation	(71,931,878)
Net unrealized appreciation	$42,053,066

Written call option activity for the fiscal year to date ended January 31, 2008 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	9,430	$29,045,955
Options written	28,992	87,152,885
Options terminated in closing purchase transactions	(28,537)	(79,726,563)
Outstanding, end of period	9,885	$36,472,277

All assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At January 31, 2008 the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 11, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 11, 2008